Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured on a recurring basis - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Liabilities:
Total liabilities	$ 2,322	$ 32,203
Level 1 [Member]
Liabilities:
Total liabilities	1,006
Level 2 [Member]
Liabilities:
Total liabilities	32
Level 3 [Member]
Liabilities:
Total liabilities	1,284	32,203
Warrant liability [Member]
Liabilities:
Total liabilities	1,038
Warrant liability [Member] | Level 1 [Member]
Liabilities:
Total liabilities	1,006
Warrant liability [Member] | Level 2 [Member]
Liabilities:
Total liabilities	32
Warrant liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Forward purchase derivative [Memebr]
Liabilities:
Total liabilities	1,284
Forward purchase derivative [Memebr] | Level 1 [Member]
Liabilities:
Total liabilities
Forward purchase derivative [Memebr] | Level 2 [Member]
Liabilities:
Total liabilities
Forward purchase derivative [Memebr] | Level 3 [Member]
Liabilities:
Total liabilities	$ 1,284
2021 Bridge Debentures [Memebr]
Liabilities:
Total liabilities		32,203
2021 Bridge Debentures [Memebr] | Level 1 [Member]
Liabilities:
Total liabilities
2021 Bridge Debentures [Memebr] | Level 2 [Member]
Liabilities:
Total liabilities
2021 Bridge Debentures [Memebr] | Level 3 [Member]
Liabilities:
Total liabilities		$ 32,203